Supplementary information on capital management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplementary information on capital management
Total equity including noncontrolling interests	€ 10,828,186	€ 11,051,132	€ 9,805,591	€ 8,387,812
Debt	7,447,686	8,132,114
Total assets	€ 24,025,128	€ 25,503,540
Debt in % of total assets	31.00%	31.90%
Total equity in % of total assets	45.10%	43.30%